Note 17 - Offsetting Assets (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Gross amounts of financial assets [Member] | enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	€ 8,234	€ 14,174
Securities borrowed	0	424
Financial assets at fair value through profit or loss	463,397	476,371
of which: Positive market values from derivative financial instruments	336,976	337,117
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)	3,286	3,004
Remaining assets subject to netting	1,543	1,415
Gross amounts of financial assets [Member] | non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	3,161	2,612
Securities borrowed	0	4
Financial assets at fair value through profit or loss	149,137	150,513
of which: Positive market values from derivative financial instruments	19,074	13,293
Loans at amortized cost	426,691	429,841
Remaining assets not subject to netting	249,854	211,117
Gross amounts of financial assets [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Financial assets at fair value through profit or loss	612,534	626,884
Other assets	120,531	116,259
Total assets	1,422,549	1,402,730
Gross amounts set off on the balance sheet [Member] | enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	(2,863)	(2,985)
Securities borrowed	0	0
Financial assets at fair value through profit or loss	(84,554)	(96,171)
of which: Positive market values from derivative financial instruments	(12,557)	(17,479)
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)	(21)	(224)
Remaining assets subject to netting	0	0
Gross amounts set off on the balance sheet [Member] | non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	0	0
Securities borrowed	0	0
Financial assets at fair value through profit or loss	0	0
of which: Positive market values from derivative financial instruments	0	0
Loans at amortized cost	0	0
Remaining assets not subject to netting	0	0
Gross amounts set off on the balance sheet [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Financial assets at fair value through profit or loss	(84,554)	(96,171)
Other assets	(10,170)	(5,900)
Total assets	(97,587)	(105,056)
Net amounts of financial assets presented on the balance sheet [Member] | enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	5,371	11,189
Securities borrowed	0	424
Financial assets at fair value through profit or loss	378,843	380,200
of which: Positive market values from derivative financial instruments	324,419	319,638
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)	3,265	2,780
Remaining assets subject to netting	1,543	1,415
Net amounts of financial assets presented on the balance sheet [Member] | non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	3,161	2,612
Securities borrowed	0	4
Financial assets at fair value through profit or loss	149,137	150,513
of which: Positive market values from derivative financial instruments	19,074	13,293
Loans at amortized cost	426,691	429,841
Remaining assets not subject to netting	249,854	211,117
Net amounts of financial assets presented on the balance sheet [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Financial assets at fair value through profit or loss	527,980	530,713
Other assets	110,360	110,359
Total assets	1,324,961	1,297,674
Impact of Master Netting Agreements [Member] | enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	0	0
Securities borrowed	0	0
Financial assets at fair value through profit or loss	(263,518)	(263,180)
of which: Positive market values from derivative financial instruments	(262,525)	262,326
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)	(2,607)	(2,149)
Remaining assets subject to netting	0	0
Impact of Master Netting Agreements [Member] | non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	0	0
Securities borrowed	0	0
Financial assets at fair value through profit or loss	0	0
of which: Positive market values from derivative financial instruments	0	0
Loans at amortized cost	0	0
Remaining assets not subject to netting	0	0
Impact of Master Netting Agreements [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Financial assets at fair value through profit or loss	(263,518)	(263,180)
Other assets	(43,277)	(37,267)
Total assets	(306,795)	(300,447)
Cash collateral [Member] | enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	0	0
Securities borrowed	0	0
Financial assets at fair value through profit or loss	(45,066)	(41,115)
of which: Positive market values from derivative financial instruments	(45,048)	(41,115)
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)	(411)	(443)
Remaining assets subject to netting	0	0
Cash collateral [Member] | non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	0	0
Securities borrowed	0	0
Financial assets at fair value through profit or loss	(1,098)	(1,119)
of which: Positive market values from derivative financial instruments	(1,003)	(1,062)
Loans at amortized cost	(12,129)	(11,819)
Remaining assets not subject to netting	(384)	(745)
Cash collateral [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Financial assets at fair value through profit or loss	(46,164)	(42,234)
Other assets	(412)	(570)
Total assets	(59,089)	(55,368)
Financial instrument collateral [Member] | enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	(5,319)	(11,186)
Securities borrowed	0	(299)
Financial assets at fair value through profit or loss	(58,410)	(65,075)
of which: Positive market values from derivative financial instruments	(5,162)	(5,535)
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)	(90)	(94)
Remaining assets subject to netting	0	(1,361)
Financial instrument collateral [Member] | non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	(2,855)	(2,464)
Securities borrowed	0	(4)
Financial assets at fair value through profit or loss	(12,790)	(12,424)
of which: Positive market values from derivative financial instruments	(1,116)	(896)
Loans at amortized cost	(52,571)	(55,458)
Remaining assets not subject to netting	(2,768)	(1,276)
Financial instrument collateral [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Financial assets at fair value through profit or loss	(71,200)	(77,498)
Other assets	(90)	(138)
Total assets	(134,803)	(149,685)
Net amount [Member] | enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	53	3
Securities borrowed	0	124
Financial assets at fair value through profit or loss	11,849	10,830
of which: Positive market values from derivative financial instruments	11,684	10,661
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)	156	94
Remaining assets subject to netting	1,543	54
Net amount [Member] | non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements	307	148
Securities borrowed	0	0
Financial assets at fair value through profit or loss	135,249	136,971
of which: Positive market values from derivative financial instruments	16,955	11,335
Loans at amortized cost	361,991	362,563
Remaining assets not subject to netting	246,703	209,096
Net amount [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Financial assets at fair value through profit or loss	147,099	147,801
Other assets	66,581	72,384
Total assets	€ 824,275	€ 792,174